Label	Element	Value
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $5.56 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	98.80%
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $554.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	6.80%
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $655.13 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(1.70%)
Innovator U.S. Equity Buffer ETF™ - May | SPDR S&P 500 ETF Trust, Expiration: 04/30/2026; Exercise Price: $504.63 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(4.20%)